Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable	$ 232,374	$ 0	$ 0
Allowance for doubtful accounts premiums and other receivables	$ 0	$ 1,300,855	$ 0
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	500,000	500,000	500,000
Preferred stock, shares outstanding	500,000	500,000	500,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	3,976,998	3,929,834	3,496,150
Common stock, shares outstanding	3,976,998	3,929,834	3,496,150
Common stock, shares issuable		397,000	397,000